Income Taxes (Tables) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Schedule of Deferred Tax Assets

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

For the period from February 26, 2021 to December 31, 2021
Deferred Tax Assets:
Net operating loss carryforwards	$87,611
Transaction costs	42,000
Start-up costs	16,885
Total deferred tax assets	146,496
Valuation allowance	(146,496)
Deferred tax asset, net of valuation allowance	$—

Schedule of Income Tax Provision

The income tax provision (benefit) consists of the following:

For the period from February 26, 2021 to December 31, 2021
Federal:
Current	$—
Deferred	(146,496)

State and local:
Current	—
Deferred	—
(146,496)
Change in valuation allowance	146,496
Income tax provision (benefit)	$—

Schedule of Effective Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

For the period from February 26, 2021 to December 31, 2021
Tax benefit at federal statutory rate	21.0%
Increase (decrease) in tax provision resulting from:
Warrants – fair market value change	(37.2)
Warrants – formation costs	4.4
Change in valuation allowance	11.8
Effective income tax rate	0.0%